Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000194706 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000194706 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000194706 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000194706 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000194706 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000194706 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000194706 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000194706 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194706 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194706 | 35671D857 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194706 | Industrials831865209
Holdings [Line Items]
Percent of Total Investments	100.00%
C000194706 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000194706 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000194706 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194706 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000194706 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000194706 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000194706 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000194706 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000194706 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000194706 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000248596 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248596 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248596 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000248596 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248596 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248596 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000248596 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248596 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248596 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248596 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248596 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248596 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248596 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000248596 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000248596 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000248596 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248596 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248596 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000248596 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000248596 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000248596 | IndustrialsG65163100
Holdings [Line Items]
Percent of Total Investments	100.00%
C000248596 | Consumer Discretionary36467W117
Holdings [Line Items]
Percent of Total Investments	0.00%
C000248596 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176728 | Fidelity Investments Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176728 | Camden Property Trust, 4.9, 2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176728 | Alexandria Real Estate Equities, Inc., 4.9, 2030-12-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176728 | Trimble, Inc., 4.9, 2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176728 | Amphenol Corporation, 4.35, 2029-06-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176728 | Valero Energy Corporation, 4.35, 2028-06-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176728 | Republic Services, Inc., 3.95, 2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176728 | Cboe Global Markets, Inc., 3.65, 2027-01-12
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176728 | AutoZone, Inc., 3.75, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176728 | Parker-Hannifin Corporation, 3.25, 2029-06-14
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176728 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000176728 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000176728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000176728 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176728 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000176728 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000176728 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000176728 | Industrials001084AR3
Holdings [Line Items]
Percent of Total Investments	97.50%
C000176728 | Cash & Equivalent31607A703
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176728 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223048 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223048 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223048 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223048 | 03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223048 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223048 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223048 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223048 | 45867G101 | InterDigital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223048 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223048 | 91307C102 | United Therapeutics Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223048 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223048 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000223048 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223048 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223048 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000223048 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223048 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000223048 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223048 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000223048 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000223048 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223048 | Industrials032095101
Holdings [Line Items]
Percent of Total Investments	100.00%
C000237005 | 23284F105 | CytomX Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237005 | 958102105 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237005 | 04010E109 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237005 | 925550105 | Viavi Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237005 | 58502B106 | Pediatrix Medical Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237005 | 766559702 | Rigel Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237005 | G8807B106 | Theravance Biopharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237005 | 87305R109 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | 65290E101 | NEXTracker, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237005 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237005 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000237005 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237005 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000237005 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000237005 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237005 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000237005 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237005 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000237005 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000237005 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237005 | Technology00108J109
Holdings [Line Items]
Percent of Total Investments	99.00%
C000237005 | Energy726503105
Holdings [Line Items]
Percent of Total Investments	1.00%
C000176729 | 958102105 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176729 | 6480048 | Aeon Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176729 | 012653101 | Albemarle Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176729 | 093712107 | Bloom Energy Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176729 | 2718301 | Sociedad Quimica y Minera de Chile S.A., Class B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176729 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | 191098102 | Coca-Cola Consolidated, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | 6771645 | Samsung SDI Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | G76279101 | Roivant Sciences Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176729 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000176729 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176729 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000176729 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000176729 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176729 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000176729 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000176729 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000176729 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000176729 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000176729 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176729 | Cash & Equivalent31607A703
Holdings [Line Items]
Percent of Total Investments	0.40%
C000176729 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176729 | FinancialsB1YW440
Holdings [Line Items]
Percent of Total Investments	99.20%
C000176729 | Materials2718301
Holdings [Line Items]
Percent of Total Investments	0.40%
C000176729 | Health CareABIOM1262
Holdings [Line Items]
Percent of Total Investments	0.00%
C000214760 | 6480048 | Aeon Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214760 | 2718301 | Sociedad Quimica y Minera de Chile S.A., Class B
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214760 | 6771645 | Samsung SDI Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000214760 | 6870490 | Advantest Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | 6408374 | Hang Seng Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | 6196408 | Chugai Pharmaceutical Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | 0790873 | SSE PLC
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | 6418931 | Delta Electronics Thailand PCL
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | 4943402 | voestalpine A.G.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | 2697701 | Power Corp of Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000214760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000214760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000214760 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000214760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000214760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000214760 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000214760 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000214760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214760 | Cash & Equivalent31607A703
Holdings [Line Items]
Percent of Total Investments	0.40%
C000214760 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000214760 | FinancialsB1YW440
Holdings [Line Items]
Percent of Total Investments	98.90%
C000214760 | Materials2718301
Holdings [Line Items]
Percent of Total Investments	0.70%
C000176730 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176730 | 74347M108 | ProPetro Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176730 | 34379V103 | Fluence Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176730 | 14843C105 | Castle Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176730 | 875372203 | Tandem Diabetes Care, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176730 | 405024100 | Haemonetics Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 03969K108 | Arcutis Biotherapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 64049M209 | NeoGenomics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | 346375108 | FormFactor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | G4412G101 | Herbalife Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176730 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176730 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000176730 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176730 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176730 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000176730 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176730 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000176730 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000176730 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000176730 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000176730 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176730 | Cash & Equivalent31607A703
Holdings [Line Items]
Percent of Total Investments	1.00%
C000176730 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176730 | Financials427096508
Holdings [Line Items]
Percent of Total Investments	0.40%
C000176730 | Technology24477E103
Holdings [Line Items]
Percent of Total Investments	98.60%
C000176730 | Health Care23CVR1261
Holdings [Line Items]
Percent of Total Investments	0.00%
C000220340 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220340 | 808524862 | Schwab Short-Term U.S. Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000220340 | 45168D104 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220340 | 90353W103 | Ubiquiti, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220340 | 526107107 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220340 | 546347105 | Louisiana-Pacific Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220340 | G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220340 | 941848103 | Waters Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220340 | 243537107 | Deckers Outdoor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220340 | 302130109 | Expeditors International of Washington, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000220340 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000220340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220340 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000220340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000220340 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220340 | Technology053015103
Holdings [Line Items]
Percent of Total Investments	80.50%
C000220340 | Fixed Income - Other808524862
Holdings [Line Items]
Percent of Total Investments	19.50%
C000220340 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	19.50%